Derecognition of Financial Assets - Additional Information (Detail) $ in Millions, $ in Millions	Jan. 31, 2025 CAD ($)	Jan. 31, 2025 USD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2024 USD ($)
Capital Vehicle [Member]
Disclosure of financial assets [line items]
Assets that entity continues to recognise		$ 490
Securitisations [member] | Subordinated Notes [Member]
Disclosure of financial assets [line items]
Notes and debentures issued	$ 291	$ 200	$ 0
Securitisations [member] | Unsecured Credit Card And Auto Loan [Member]
Disclosure of financial assets [line items]
Assets that entity continues to recognise	$ 2,990